CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2020	2019
Cash and cash equivalents	$575,215	$299,367
Current portion of restricted cash	13	27,735
Non-current portion of restricted cash	131	130

Total cash, cash equivalents and restricted cash	$575,359	$327,232